(Loss)/Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per ordinary share
	Years Ended December 31,
	2020		2021		2022
Numerator
Net income from continuing operations attributable to First High-school Education Group Co., Ltd.		78,799		57,781		45,016
Net income (loss) from discontinued operations attributable to First High-school Education Group Co., Ltd.		2,019		(5,088)		(7,691)
Denominator
Weighted average number of ordinary shares – basic and diluted
Basic		70,488,700		83,925,002		86,838,700
Diluted		70,488,700		85,775,002		88,688,700
Basic earnings per share from continued operation	RMB	1.12	RMB	0.69	RMB	0.52
Basic earnings (loss) per share from discontinued operation	RMB	0.03	RMB	(0.06)	RMB	(0.09)
Diluted earnings per share from continued operation	RMB	1.12	RMB	0.67	RMB	0.51
Diluted earnings (loss) per share from discontinued operation	RMB	0.03	RMB	(0.06)	RMB	(0.09)